Deferred Income Tax Assets (liabilities) (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Schedule of Components of Deferred Tax Provision [Line Items]
Notes and accounts receivable	$ 44	$ 82
Stock-based compensation	1,146	544
Allowance for sales return	205	173
Inventory reserve	1,646	1,478
Foreign currency translation	2	(1,949)
Property and equipment	383	360
Investment tax credits	8,647	8,295
Net operating loss carryforwards	12,335	10,651
Others	411	20
Valuation allowance	(20,836)	(19,044)
Deferred Tax Assets, Net of Valuation Allowance, Noncurrent	$ 3,983	$ 610